BISHOP STREET FUNDS

                             HIGH GRADE INCOME FUND

                    Supplement dated October 14, 2005 to the
         Statement of Additional Information (SAI) dated April 29, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI, AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE SAI.

In "Description of Permitted Investments," the non-money market fund chart on page 4 of the SAI is corrected to show that the Bishop Street High Grade Income Fund may invest in municipal securities.


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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

















BSF-SU-008-0100